Consolidated Statements Of Changes In Shareholder's Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified		Ordinary [Member] Successor Entity [Member]	Ordinary [Member] Predecessor Entity [Member]	Paid-in Capital [Member] Successor Entity [Member]	Paid-in Capital [Member] Predecessor Entity [Member]	Accumulated Deficit [Member] Successor Entity [Member]	Accumulated Deficit [Member] Predecessor Entity [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Successor Entity [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Predecessor Entity [Member]	Noncontrolling Interest [Member] Successor Entity [Member]	Total Comprehensive Loss [Member] Successor Entity [Member]	Total Comprehensive Loss [Member] Predecessor Entity [Member]	Successor Entity [Member]	Predecessor Entity [Member]	Total
Balance at Dec. 31, 2007			$ 12		$ 35,091		$ (763,561)		$ 6,074					$ (722,384)
Balance,shares at Dec. 31, 2007			12,000
Adjustment to apply SFAS No. 158, net of tax							(421)							(421)
Net loss	[1]						(311,861)					(311,861)		(311,861)
Liabilities assumed by parent and other contributed capital					196,414									196,414
Other comprehensive income (loss),net of tax									(293)			(293)		(293)
Total comprehensive loss												(312,154)
Acquisition Transactions					1,221,755		1,075,843		(5,781)					2,291,817
Balance at Jan. 31, 2008		12	12	1,453,260	231,505		(1,075,843)		5,781				1,453,272	(838,545)
Balance,shares at Jan. 31, 2008		12,000	12,000
Net loss	[1]					(886,306)					(886,306)		(886,306)
Liabilities assumed by parent and other contributed capital				7,746									7,746
Postretirement/pension liability adjustment, net of tax								(67,744)			(67,744)		(67,744)
Other comprehensive income (loss),net of tax								(2,621)			(2,621)		(2,621)
Total comprehensive loss											(956,671)
Balance at Dec. 31, 2008		12		1,461,006		(886,306)		(70,365)					504,347
Balance,shares at Dec. 31, 2008		12,000
Net loss	[1]					(781,692)					(781,692)		(781,692)
Liabilities assumed by parent and other contributed capital				56,965									56,965
Mark to market valuation adjustment for redeemable noncontrolling interest				(4,367)									(4,367)
Postretirement/pension liability adjustment, net of tax								(250)			(250)		(250)
Other comprehensive income (loss),net of tax								2,234			2,234		2,234
Total comprehensive loss											(779,708)
Change of Domicile:
Recapitalization of common shares		4,988											4,988
Recapitalization of common shares,shares		4,988,000
Contribution surplus				7,012									7,012
Balance at Dec. 31, 2009		5,000		1,520,616		(1,667,998)		(68,381)					(210,763)
Balance,shares at Dec. 31, 2009		5,000,000
Net loss	[1]					(505,452)				(19)	(505,471)		(505,452)
Liabilities assumed by parent and other contributed capital				38,672									38,672
Consolidation of WP Com	[2]					(2,364)		1,846		1,921			(518)
Mark to market valuation adjustment for redeemable noncontrolling interest				(10,908)									(10,908)
Postretirement/pension liability adjustment, net of tax								(9,579)			(9,579)		(9,579)
Other comprehensive income (loss),net of tax								(393)			(393)		(393)
Total comprehensive loss											(515,443)
Balance at Dec. 31, 2010		$ 5,000		$ 1,548,380		$ (2,175,814)		$ (76,507)		$ 1,902			$ (698,941)
Balance,shares at Dec. 31, 2010		5,000,000

[1]	Excludes loss related to redeemable noncontrolling interest of $0.1 million, $0.4 million and $2.3 million for the successor period February 1, 2008 to December 31, 2008, and the years ended December 31, 2009 and 2010, respectively. See Note 4—Fair Value Measurements for further discussion of activity related to our redeemable noncontrolling interest.
[2]	See Note 9—Investments for further discussion of the consolidation of WP Com.